Reverse Acquisition (Details)	1 Months Ended
Sep. 18, 2015 USD ($) shares
Business Combination [Line Items]
Total purchase price	$ 20,339,140
Options | shares	2,516,690
Warrants | shares	1,782,246
Fair value of Celsus share options [Member]
Business Combination [Line Items]
Total purchase price	$ 277,461
Fair value of Celsus Ordinary Shares outstanding [Member]
Business Combination [Line Items]
Total purchase price	20,034,625 [1]
Fair value of Celsus warrants [Member]
Business Combination [Line Items]
Total purchase price	$ 27,054

[1]	computed by multiplying 55,636,283 Ordinary Shares of Celsus at Acquisition by the closing stock price on September 18, 2015, of $0.3601.